Basis of presentation and liquidity	6 Months Ended
Jun. 30, 2026
Basis of presentation and liquidity
Basis of presentation and liquidity
2.	Basis of presentation and liquidity:

These unaudited interim condensed consolidated financial statements (“Interim Financial Statements”) include the accounts of General Fusion Inc. and its wholly owned subsidiaries General Fusion Corp., incorporated in the state of Delaware in the United States, General Fusion (UK) Limited, incorporated in the United Kingdom, General Fusion Technologies Inc., incorporated in British Columbia, and 1410498 B.C. Ltd., incorporated in British Columbia. (collectively, the “Company” or “we”). All intercompany accounts and transactions have been eliminated upon consolidation.

The Interim Financial Statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”). They do not include all the information required for a complete set of financial statements prepared in accordance with U.S. GAAP and should be read in conjunction with the annual consolidated financial statements (“Annual Financial Statements”) of the Company for the year ended December 31, 2025. The condensed consolidated balance sheet data as of December 31, 2025 was derived from the Company’s audited consolidated financial statements for the year ended December 31, 2025 but does not include all disclosures required by U.S. GAAP.

2.	Basis of presentation and liquidity (continued):

The Interim Financial Statements are unaudited, but in management’s opinion, reflects all normal recurring adjustments that are necessary to fairly present the information set forth herein. The results of operations for the three and six month periods ended June 30, 2026 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2026. Selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last Annual Financial Statements as at and for the year ended December 31, 2025.

These Interim Financial Statements of the Company have been presented in US dollars (“$” or “USD”), except as disclosed otherwise. Certain disclosures include amounts presented in Canadian dollars (“CAD”).

Liquidity

The accompanying Interim Financial Statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business for the 12 months from the issuance of these Interim Financial Statements.

The Company has historically experienced recurring losses from operations and incurred an accumulated deficit of $454,456 through June 30, 2026 (2025 - $331,952). As of June 30, 2026, the Company had cash and cash equivalents of $31,975 and a working capital deficit (current assets less current liabilities) of $109,326 compared to cash and cash equivalents of $49,125 and a working capital deficit of $27,281 as of December 31, 2025. For the six month periods ended June 30, 2026 and 2025, the Company incurred a net loss of $122,504 and $9,710, respectively, and cash flows used in operating activities of $21,155 and $6,544, respectively.

In connection with the January 2026 BCA, the Company entered into securities purchase agreements for a Private Investment in Public Equity (“PIPE”) financing for total gross proceeds of $107,675. Receipt of the proceeds was contingent on the closing of the BCA, which occurred on July 10, 2026, subsequent to the period end.

On July 10, 2026, the Company consummated its business combination agreement with SVIII. Concurrently with the closing, the PIPE financing closed, and the Company received net proceeds of $104,375, reflecting gross proceeds of $107,675 less certain transaction costs. In addition, after the payment of certain transaction costs at closing, approximately $19,000 was transferred to New General Fusion, consisting of the net balance of SVIII’s trust account and funds remaining in SVIII’s operating account. In connection with the closing of the BCA, the SAFE liabilities were settled through conversion into equity of the Company immediately prior to BCA consummation, and the PIPE subscription obligation was settled through the issuance of redeemable preferred shares and warrants; neither of which required the use of cash. The settlement of the SAFE liabilities and the PIPE subscription obligation, together with the proceeds received in connection with the BCA, substantially improved our working capital position. Further, as described in note 11, the Company does not expect that the SIF contribution liability will require settlement in cash. As a result, the Company expects that its existing cash resources, together with the cash received in connection with the BCA, will provide sufficient funds to carry out its planned operations for at least one year from the date these consolidated financial statements are issued.

The Company does not currently generate revenue and has historically financed its operations through equity financing, debt and government assistance. Management expects that operating losses and negative cash flows from operations will continue in the foreseeable future. Our continuation as a going concern for a period beyond those 12 months will be dependent upon our ability to obtain adequate additional financing, as our operations are capital intensive and future capital expenditures are expected to be substantial.

These Interim Financial Statements were authorized for issuance by the Board of Directors of the Company on September 4, 2026.